UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23600

Thornburg Income Builder Opportunities Trust
(Exact name of registrant as specified in charter)

c/o Thornburg Investment Management, Inc.
2300 North Ridgetop Road, Santa Fe, New Mexico 87506
(Address of principal executive offices) (Zip code)

Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506
(Name and address of agent for service)

Registrant’s telephone number, including area code:
505-984-0200
Date of fiscal year end: September 30, 2026
Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders
(a) The following are the reports transmitted to stockholders pursuant to Rule
30e-1
under the Act (17
CFR 270.30e-1):
Thornburg Income Builder Opportunities Trust

Thornburg

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Semi-Annual Report
 |
March 31, 2026

THORNBURG INCOME BUILDER OPPORTUNITIES TRUST (TBLD)

Thornburg Income Builder Opportunities
Trust
Semi-Annual Financial Statements
 |
March 31, 2026

SHARE CLASS
NASDAQ SYMBOL
Common Shares
TBLD
Investments carry risks, including possible loss of principal. Please see the Trust’s prospectus for a discussion of the risks associated with an investment in the Trust.
Investments in the Trust are not FDIC insured, nor are they deposits of or guaranteed by a bank or any other entity.
Semi-Annual Report
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Thornburg Income Builder Opportunities Trust

Performance Summary
March 31, 2026 (Unaudited)
AVERAGE ANNUAL TOTAL RETURNS

	1-YR	3-YR	SINCE INCEPTION
Common Shares (Incep: 7/28/21)
At net asset value	23.54%	16.59%	9.69%
At market price	24.77%	18.07%	8.03%
MSCI World Net Total Return USD Index*	18.90%	16.77%	8.85%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	3.63%	-0.28%
Blended Index*	15.18%	13.43%	6.63%
30-DAY YIELDS, COMMON SHARES

Annualized Distribution Yield	5.52%
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

FINAL VALUE

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation
Reform Act of 1995. These include any advisor or portfolio manager prediction, assessment, analysis or outlook for individual securities, industries, investment styles, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described in the Trust’s prospectus, other factors bearing on these reports include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the advisor or portfolio manager and the ability of the advisor or portfolio manager to implement their strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of the Trust to differ materially as compared to its benchmarks.
The views expressed are subject to change and do not necessarily reflect the views of Thornburg Investment Management, Inc (the "Advisor"). This
information should not be relied upon as a recommendation or investment advice and is not intended to predict the performance of any investment or market.
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than quoted. For performance current to the
Trust’s most recent month end, visit thornburg.com or call 800-847-0200. The performance information does not reflect the deduction of taxes that a shareholder would pay on distributions or the sale of the Trust’s common shares. Returns reflect the reinvestment of dividends and capital gains. Common shares are sold with no sales charge. The Advisor entered into an “Expense Limitation and Reimbursement Agreement” with the Trust for a two-year term beginning on the date of commencement of operations of the Trust through July 28, 2023 (the “Limitation Period”) to limit the amount of Total Annual
Expenses borne by the Trust to an amount not to exceed 1.65% per annum of the Trust’s net assets (the “Expense Cap”). While the Expense Limitation and
Reimbursement Agreement was in effect, to the extent that expenses for a month exceeded the Expense Cap, the Advisor reimbursed the Trust for expenses to the extent necessary to eliminate such excess.
*Investment performance of the Trust is judged against the performance of certain market indexes. The Trust’s performance is compared to a broad-based securities market index  known as the MSCI World Net Total Return USD Index (the “Primary Index”). The Trust’s performance is also compared to an additional index composed of 25% Bloomberg U.S. Aggregate Total Return Index Value USD and 75% MSCI World Net Total Return USD Index (the "Blended
Index"). The Blended Index is closer in scope to the universe of securities chosen within the Trust.
.

Investment Goal and

Trust Overview
Thornburg Income Builder Opportunities Trust’s (the
"Trust") investment objective is to provide current
income and additional total return.
Under normal market conditions, the Trust will seek
to achieve its investment objective by investing,
directly or indirectly, at least 80% of its Managed
Assets (as defined below) in a broad range of
income-producing securities. The Trust will invest in
both equity and debt securities of companies
located in the United States and around the globe.
The Trust may invest in non-U.S. domiciled
companies, including up to 20% of the Trust’s
Managed Assets at the time of investment in equity
and debt securities of emerging market companies.
“Managed Assets” means the total assets of the
Trust, including assets attributable to leverage,
minus liabilities (other than debt representing
leverage and any preferred stock that may be
outstanding).
Performance drivers and
detractors for the reporting period
ended March 31, 2026
» The Trust outperformed the benchmark
composed of 25% Bloomberg U.S. Aggregate Total
Return Index Value USD and 75% MSCI World Net
Total Return USD Index (the "Blended Index")
during the 6-month period ended March 31, 2026.
» Within equities, the Trust’s focus towards
higher-dividend-paying markets abroad contributed
positively to the performance relative to the MSCI
World Net Total Return USD Index. Security
selection within the information technology and
utilities sectors as well as an overweight position in
the energy sector and selection effect in securities
in Europe boosted performance relative to the
Blended Index.
» The Trust’s fixed income exposure outperformed
the Bloomberg U.S. Aggregate Total Return Index
Value USD during the period. Selection effect within
credit and securitized security types were primary
contributors to performance relative to the Blended
Index.

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Semi-Annual Report

Fund Summary
Thornburg Income Builder Opportunities Trust
 |
March 31, 2026 (Unaudited)
PORTFOLIO COMPOSITION

KEY PORTFOLIO ATTRIBUTES
GLOBAL EQUITY STATISTICS
Equity Holdings	66
Weighted Average Market Cap	$267.3B
Median Market Cap	$71.3B
P/E Forecast 1-Fiscal Year	13.7x
Price to Cash Flow	7.6x
Active Share vs. MSCI World Index	91.5%
GLOBAL FIXED INCOME STATISTICS
Bond Holdings/Other	126
Weighted Average Coupon	2.5%
Weighted Average Price	$90.0
Average Effective Maturity	6.6 Yrs
Effective Duration	7.0 Yrs
SECURITY CREDIT RATINGS

A bond credit rating assesses the financial ability of a debt issuer to make timely payments of principal and interest. Ratings of AAA (the highest), AA, A, and BBB are investment-grade quality. Ratings of BB, B, CCC, CC, C and D (the lowest) are considered below investment grade, speculative grade, or junk bonds.
Unrated bonds are included in the not rated (NR) category.

OPTION OVERLAY
Type of options	Calls/Puts
% of Portfolio Overwritten	1.3%
Average Call Strike vs. Spot Price	110.8
Average Put Strike vs. Spot Price	107.5
Weighted Average Days to Expiration	17

TOP TEN EQUITY HOLDINGS
Orange SA	5.6%
AT&T, Inc.	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	3.1%
Enel SpA	2.9%
Samsung Electronics Co. Ltd.	2.8%
Roche Holding AG	2.7%
Endesa SA	2.4%
NN Group NV	2.4%
TotalEnergies SE	2.3%
Snam SpA	2.1%

SECTOR EXPOSURE (percent of equity holdings)
Communication Services	19.1%
Information Technology	15.5%
Utilities	13.9%
Financials	13.8%
Health Care	12.5%
Energy	11.5%
Materials	6.0%
Consumer Discretionary	5.2%
Industrials	2.0%
Consumer Staples	0.5%

TOP TEN INDUSTRY GROUPS
Telecommunication Services	11.1%
Utilities	10.5%
Energy	9.3%
Pharmaceuticals, Biotechnology & Life Sciences	8.0%
Technology Hardware & Equipment	5.5%
Financial Services	4.9%
Materials	4.6%
Insurance	4.1%
Software & Services	3.9%
Semiconductors & Semiconductor Equipment	3.5%
Semi-Annual Report
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Schedule of Investments
Thornburg Income Builder Opportunities Trust
 |
March 31, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 67.9%
	Automobiles & Components — 1.4%
	Automobiles — 1.4%
	Mercedes-Benz Group AG	133,563	$ 8,209,168
	Stellantis NV	278,210	1,972,509
			10,181,677
	Banks — 1.9%
	Banks — 1.9%
	Citigroup, Inc.	50,610	5,739,680
	Regions Financial Corp.	302,308	7,896,285
			13,635,965
	Capital Goods — 0.4%
	Aerospace & Defense — 0.4%
	TransDigm Group, Inc.	2,425	2,810,478
			2,810,478
	Consumer Discretionary Distribution & Retail — 1.8%
	Broadline Retail — 1.8%
	Alibaba Group Holding Ltd.	202,000	3,166,246
	B&M European Value Retail plc	767,245	1,722,885
a	MercadoLibre, Inc.	4,300	7,434,786
a	Sea Ltd. ADR	8,695	720,033
			13,043,950
	Consumer Durables & Apparel — 0.4%
	Household Durables — 0.4%
	Sony Group Corp. Sponsored ADR	133,125	2,755,688
			2,755,688
	Energy — 7.9%
	Oil, Gas & Consumable Fuels — 7.9%
	Enbridge, Inc.	250,870	13,599,386
	Petroleo Brasileiro SA Sponsored ADR	302,585	6,278,639
	Shell plc	173,200	8,099,020
	South Bow Corp.	125,957	4,190,418
	TC Energy Corp.	132,373	8,289,132
	TotalEnergies SE	183,632	16,852,663
			57,309,258
	Financial Services — 2.6%
	Capital Markets — 2.2%
	CME Group, Inc.	49,000	14,472,150
	SLR Investment Corp.	125,067	1,789,709
	Financial Services — 0.1%
a,b	Adyen NV	1,025	1,025,872
	Mortgage Real Estate Investment Trusts — 0.3%
	Chimera Investment Corp.	140,215	1,759,698
			19,047,429
	Health Care Equipment & Services — 0.6%
	Health Care Equipment & Supplies — 0.6%
	Medtronic plc	55,600	4,817,740
			4,817,740
	Household & Personal Products — 0.4%
	Household Products — 0.4%
	Reckitt Benckiser Group plc	40,417	2,717,653
			2,717,653
	Insurance — 4.1%
	Insurance — 4.1%
	AXA SA	119,288	5,481,466
	Generali	46,287	1,862,196

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Semi-Annual Report
See notes to financial statements.

Schedule of Investments, Continued
Thornburg Income Builder Opportunities Trust
 |
March 31, 2026 (Unaudited)
	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Legal & General Group plc	1,643,600	$ 5,401,415
	NN Group NV	219,661	17,154,625
			29,899,702
	Materials — 4.1%
	Chemicals — 1.3%
	Fertiglobe plc	2,137,000	1,820,927
	LyondellBasell Industries NV Class A	82,904	6,678,746
	OCI NV	279,469	1,113,282
	Metals & Mining — 2.3%
	BHP Group Ltd.	370,500	13,405,627
	Glencore plc	475,000	3,597,590
a,c	GMK Norilskiy Nickel PAO	3,070,000	0
a,c	Severstal PAO GDR	236,300	0
	Paper & Forest Products — 0.5%
	Mondi plc	290,908	3,288,896
			29,905,068
	Media & Entertainment — 2.0%
	Interactive Media & Services — 2.0%
	Meta Platforms, Inc. Class A	15,200	8,696,376
	Tencent Holdings Ltd.	59,500	3,752,804
	Vend Marketplaces ASA	78,389	1,940,574
			14,389,754
	Pharmaceuticals, Biotechnology & Life Sciences — 8.0%
	Biotechnology — 0.8%
	AbbVie, Inc.	25,123	5,464,001
	Pharmaceuticals — 7.2%
	Bristol-Myers Squibb Co.	38,400	2,328,960
	Merck & Co., Inc.	98,411	11,837,859
	Novartis AG	42,500	6,523,509
	Pfizer, Inc.	433,052	12,160,100
	Roche Holding AG	49,031	19,567,823
			57,882,252
	Semiconductors & Semiconductor Equipment — 3.5%
	Semiconductors & Semiconductor Equipment — 3.5%
	Realtek Semiconductor Corp.	230,000	3,498,038
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	66,082	22,332,412
			25,830,450
	Software & Services — 1.9%
	Information Technology Services — 0.3%
a	Shopify, Inc. Class A	17,500	2,075,850
	Software — 1.6%
	Microsoft Corp.	10,700	3,960,819
	Open Text Corp.	128,100	2,854,647
	SAP SE Sponsored ADR	13,700	2,345,577
a	ServiceNow, Inc.	25,000	2,613,750
			13,850,643
	Technology Hardware & Equipment — 5.2%
	Communications Equipment — 1.9%
	Cisco Systems, Inc.	174,100	13,508,419
	Electronic Equipment, Instruments & Components — 0.5%
	Keyence Corp.	11,000	3,914,978
	Technology Hardware, Storage & Peripherals — 2.8%
	Samsung Electronics Co. Ltd.	174,240	20,379,336
			37,802,733
	Telecommunication Services — 11.1%
	Diversified Telecommunication Services — 10.4%
	AT&T, Inc.	983,953	28,524,797
	Deutsche Telekom AG	77,000	2,873,891
See notes to financial statements.
Semi-Annual Report
 |

Schedule of Investments, Continued
Thornburg Income Builder Opportunities Trust
 |
March 31, 2026 (Unaudited)
	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Orange SA	1,986,323	$ 40,725,692
	Telkom Indonesia Persero Tbk PT	20,618,500	3,727,868
	Wireless Telecommunication Services — 0.7%
	Vodafone Group plc	3,450,000	5,203,812
			81,056,060
	Transportation — 1.0%
	Air Freight & Logistics — 1.0%
	Deutsche Post AG	136,709	7,205,508
			7,205,508
	Utilities — 9.6%
	Electric Utilities — 5.3%
	Endesa SA	416,035	17,349,939
	Enel SpA	1,897,635	20,746,519
	Gas Utilities — 2.1%
	Snam SpA	2,051,611	15,541,844
	Independent Power and Renewable Electricity Producers — 0.5%
	Capital Power Corp.	82,619	3,913,282
	Multi-Utilities — 1.7%
	E.ON SE	546,538	11,969,982
			69,521,566
	Total Common Stock (Cost $415,844,823)		493,663,574
	Preferred Stock — 0.9%
	Financial Services — 0.9%
	Capital Markets — 0.9%
c	Calamos Strategic Total Return Fund 6.24%, 9/9/2029	106,000	2,606,540
c,d	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	152	3,657,576
			6,264,116
	Total Preferred Stock (Cost $6,177,250)		6,264,116
	Asset Backed Securities — 2.6%
	Auto Receivables — 0.4%
b	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	$ 457,823	463,274
	Carvana Auto Receivables Trust,
b	Series 2021-N4 Class E, 4.53% due 9/11/2028	1,011,517	997,630
b	Series 2021-P3 Class R, due 9/11/2028	2,500	199,532
b	Series 2022-P1 Class R, due 1/10/2029	3,000	622,612
b	Series 2022-P1 Class XS, due 1/10/2029	25,588,676	70,640
b	United Auto Credit Securitization Trust Series 2022-1 Class R, due 11/10/2028	6,000	285,835
			2,639,523
	Credit Card — 0.5%
b	Continental Finance Credit Card ABS Master Trust, Series 2024-A Class D, 9.42% due 12/15/2032	2,000,000	1,977,242
b	Fortiva Retail Credit Master Note Business Trust, Series 2025-ONE Class A, 5.55% due 1/15/2031	2,000,000	1,986,708
			3,963,950
	Other Asset Backed — 1.5%
b	Affirm Asset Securitization Trust, Series 2023-X1 Class D, 9.55% due 11/15/2028	306,947	306,947
b	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	480,187	475,793
d	ASP WHCO Partner 2 LP, 6.783% due 3/29/2029	2,500,000	2,494,256
a,b,e	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 7.00% due 7/25/2051	2,412,000	1,570,619
b,c	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	12,500	486,398
b,d	Harvest SBA Loan Trust, Series 2024-1 Class A, 6.00% (SOFR30A + 2.25%) due 12/25/2051	1,665,249	1,681,165
b	LP LMS Asset Securitization Trust, Series 2021-2A Class D, 6.61% due 1/15/2029	1,000,000	724,608
b	Marlette Funding Trust Series 2021-3A Class R, due 12/15/2031	14,510	213,172
	Mosaic Solar Loan Trust,
b	Series 2018-2GS Class D, 7.44% due 2/22/2044	1,562,284	1,377,048
b	Series 2021-3A Class R, due 6/20/2052	8,500,000	411,791

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Semi-Annual Report
See notes to financial statements.

Schedule of Investments, Continued
Thornburg Income Builder Opportunities Trust
 |
March 31, 2026 (Unaudited)
	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Upstart Pass-Through Trust,
b	Series 2021-ST7 Class CERT, due 9/20/2029	$ 3,000,000	$ 151,491
b	Series 2021-ST8 Class CERT, due 10/20/2029	3,000,000	189,645
b	Upstart Securitization Trust, Series 2023-1 Class C, 11.10% due 2/20/2033	828,828	840,778
			10,923,711
	Student Loan — 0.2%
d	National Collegiate Student Loan Trust, Series 2007-2 Class A4, 4.083% (TSFR1M + 0.40%) due 1/25/2033	1,216,438	1,184,211
			1,184,211
	Total Asset Backed Securities (Cost $20,593,847)		18,711,395
	Corporate Bonds — 11.4%
	Banks — 0.3%
	Banks — 0.3%
d,f	Bank of New York Mellon Corp., Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	2,500,000	2,450,825
			2,450,825
	Commercial & Professional Services — 0.6%
	Commercial Services & Supplies — 0.6%
b	ACCO Brands Corp., 4.25% due 3/15/2029	500,000	446,575
	CoreCivic, Inc., 8.25% due 4/15/2029	1,867,000	1,948,401
	GEO Group, Inc., 8.625% due 4/15/2029	2,000,000	2,077,320
			4,472,296
	Consumer Durables & Apparel — 0.2%
	Household Durables — 0.2%
b	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	1,500,000	1,272,075
			1,272,075
	Consumer Staples Distribution & Retail — 0.3%
	Consumer Staples Distribution & Retail — 0.3%
b	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	2,000,000	2,082,820
			2,082,820
	Energy — 1.4%
	Oil, Gas & Consumable Fuels — 1.4%
	APA Corp., 4.875% due 11/15/2027	2,000,000	2,011,960
d,g	Enbridge, Inc., Series 2017-A, 5.50% (TSFR3M + 3.68%) due 7/15/2077	3,500,000	3,471,125
g	Petroleos Mexicanos, 6.75% due 9/21/2047	3,000,000	2,389,440
b,d,f	Sunoco LP, 7.875% (5-Yr. CMT + 4.23%) due 9/18/2030	500,000	509,535
	Sunoco LP/Sunoco Finance Corp., 5.875% due 3/15/2028	2,000,000	1,997,420
			10,379,480
	Equity Real Estate Investment Trusts (REITs) — 0.8%
	Diversified REITs — 0.8%
b	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	3,000,000	2,829,390
	LifeStorage LP, 3.50% due 7/1/2026	2,750,000	2,741,228
			5,570,618
	Financial Services — 1.4%
	Capital Markets — 0.6%
b	Blue Owl Technology Finance Corp., 3.75% due 6/17/2026	3,000,000	2,984,070
b	KKR Reign I LLC, 5.00% due 5/30/2049	3,500,000	1,680,000
	Consumer Finance — 0.5%
b	FirstCash, Inc., 6.875% due 3/1/2032	3,750,000	3,828,225
	Financial Services — 0.3%
b	Antares Holdings LP, 3.95% due 7/15/2026	2,000,000	1,992,260
			10,484,555
	Food, Beverage & Tobacco — 1.2%
	Beverages — 1.2%
b,g	Bacardi Ltd., 5.15% due 5/15/2038	3,000,000	2,782,440
b,g	Becle SAB de CV, 2.50% due 10/14/2031	2,500,000	2,137,650
See notes to financial statements.
Semi-Annual Report
 |

Schedule of Investments, Continued
Thornburg Income Builder Opportunities Trust
 |
March 31, 2026 (Unaudited)
	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
b,g	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	$ 2,000,000	$ 1,950,680
c	Industrializadora Integral del agave SAPI de CV, 9.25% due 11/26/2031	2,000,000	2,000,000
			8,870,770
	Health Care Equipment & Services — 0.4%
	Health Care Providers & Services — 0.4%
	Tenet Healthcare Corp., 6.75% due 5/15/2031	3,000,000	3,070,530
			3,070,530
	Materials — 0.5%
	Metals & Mining — 0.5%
g	AngloGold Ashanti Holdings plc, 6.50% due 4/15/2040	2,000,000	2,104,800
b	Stillwater Mining Co., 4.50% due 11/16/2029	1,500,000	1,412,775
			3,517,575
	Media & Entertainment — 0.8%
	Media — 0.8%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
b	4.50% due 5/1/2032	1,357,000	1,213,375
	4.50% due 5/1/2032	2,000,000	1,788,320
b	Sirius XM Radio LLC, 5.50% due 7/1/2029	2,500,000	2,488,550
			5,490,245
	Real Estate Management & Development — 0.3%
	Real Estate Management & Development — 0.3%
b	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	2,000,000	2,002,980
			2,002,980
	Software & Services — 2.0%
	Information Technology Services — 0.7%
b	Oracle Corp., 4.64% due 10/2/2026	2,000,000	1,954,219
b	Science Applications International Corp., 4.875% due 4/1/2028	3,000,000	2,951,370
	Internet Software & Services — 0.3%
b,g	Prosus NV, 4.027% due 8/3/2050	3,000,000	2,000,640
	Software — 1.0%
b	Fair Isaac Corp., 4.00% due 6/15/2028	5,000,000	4,853,950
	Salesforce, Inc.,
	4.50% due 3/15/2028	2,000,000	2,000,580
	4.90% due 9/15/2031	500,000	499,320
			14,260,079
	Technology Hardware & Equipment — 0.3%
	Electronic Equipment, Instruments & Components — 0.3%
b,g	Sensata Technologies BV, 5.875% due 9/1/2030	2,000,000	2,001,720
			2,001,720
	Utilities — 0.9%
	Electric Utilities — 0.9%
b,g	AES Espana BV, 5.70% due 5/4/2028	2,000,000	1,960,640
g	Comision Federal de Electricidad, 5.00% due 9/29/2036	1,866,000	1,731,182
d,g	Emera, Inc., Series 16-A, 6.75% (TSFR3M + 5.44%) due 6/15/2076	3,000,000	3,000,630
			6,692,452
	Total Corporate Bonds (Cost $82,892,709)		82,619,020
	Convertible Bonds — 0.2%
	Media & Entertainment — 0.2%
	Media — 0.2%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	2,100,000	1,287,006
			1,287,006
	Total Convertible Bonds (Cost $1,403,108)		1,287,006

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Semi-Annual Report
See notes to financial statements.

Schedule of Investments, Continued
Thornburg Income Builder Opportunities Trust
 |
March 31, 2026 (Unaudited)
	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Other Government — 0.8%
b	Dominican Republic International Bonds (DOP), 10.75% due 6/1/2036	$ 170,000,000	$ 2,947,887
b,g	Finance Department Government of Sharjah, 4.00% due 7/28/2050	3,500,000	2,172,660
b	Republic of Uzbekistan International Bonds (UZS), 15.50% due 2/25/2028	13,000,000,000	1,138,057
	Total Other Government (Cost $6,211,279)		6,258,604
	U.S. Treasury Securities — 1.8%
	U.S. Treasury Inflation-Indexed Bonds, 2.375%, 2/15/2055	3,091,890	2,870,144
	U.S. Treasury Notes, 2.75%, 11/15/2042	2,500,000	1,900,781
	U.S. Treasury Strip Coupon,
	7.438%, 8/15/2043	5,000,000	2,068,727
	7.945%, 8/15/2041	8,000,000	3,734,857
	8.165%, 5/15/2039	2,500,000	1,340,269
	10.82%, 5/15/2050	5,000,000	1,450,077
	Total U.S. Treasury Securities (Cost $13,376,266)		13,364,855
	U.S. Government Agencies — 0.5%
d,f	CoBank ACB, Series I, 6.25% (TSFR3M + 4.66%), 10/1/2026	3,500,000	3,503,675
	Total U.S. Government Agencies (Cost $3,512,502)		3,503,675
	Mortgage Backed — 7.6%
b,d	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	1,307,636	1,284,991
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
b,d	Series 2021-NPL1 Class A, 5.00% due 11/25/2051	1,440,863	1,441,560
b,d	Series 2022-RPL1 Class A, 7.25% due 2/25/2028	1,509,983	1,519,351
b,d	BX Trust, CMBS, Series 2025-LIFE Class A, 5.884% due 6/13/2047	2,000,000	1,981,021
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
b,d	Series 2021-J3 Class B4, 2.86% due 9/25/2051	350,000	190,239
b,d	Series 2021-J3 Class B6, 2.86% due 9/25/2051	194,288	81,455
b	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	567,000	584,127
b,d	CSMC Trust, CMBS, Series 2021-BPNY Class A, 7.502% (TSFR1M + 3.83%) due 8/15/2026	1,849,057	1,816,477
	CSMC Trust, Whole Loan Securities Trust CMO,
b,d	Series 2021-NQM8 Class M1, 3.256% due 10/25/2066	3,000,000	2,278,216
b,d	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	1,178,918	1,174,729
	Federal Home Loan Mtg Corp.,
d	Pool 760027, 4.38% (5-Yr. CMT + 1.38%) due 11/1/2047	273,935	269,246
d	Pool 841463, 2.155% (2.18% - SOFR30A) due 7/1/2052	2,886,680	2,621,826
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool SD8373, 6.00% due 11/1/2053	2,496,631	2,550,817
	Pool SD8469, 5.50% due 10/1/2054	2,942,786	2,961,272
	Federal National Mtg Assoc.,
d	Pool BJ4423, 4.985% (5-Yr. CMT + 1.36%) due 1/1/2048	226,867	225,258
d	Pool BN7152, 6.41% (H15T1Y + 2.16%) due 11/1/2047	350,352	358,376
d	Pool BN7153, 6.41% (H15T1Y + 2.16%) due 4/1/2048	265,036	271,304
d	Pool BP0632, 6.195% (H15T1Y + 2.07%) due 7/1/2049	97,419	99,620
d	Pool CB2214, 1.531% (2.20% - SOFR30A) due 11/1/2051	2,256,319	2,164,796
	Federal National Mtg Assoc., UMBS Collateral,
	Pool MA5166, 6.00% due 10/1/2053	847,143	865,581
	Pool MA5972, 5.50% due 2/1/2056	1,977,678	1,988,069
b,d	GCAT Trust, Whole Loan Securities Trust CMO, Series 2021-CM2 Class A1, 2.352% due 8/25/2066	450,444	423,486
b,d	Glebe Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 8.099% due 11/29/2028	450,797	451,479
d	Government National Mtg Assoc., CMO, Series 2025-118 Class S, 7.983% (21.45% - SOFR30A) due 7/20/2055	1,809,363	1,857,150
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
b,d	Series 2021-11 Class B5, 3.018% due 1/25/2052	673,464	541,097
b,d	Series 2021-11 Class B6, 2.535% due 1/25/2052	799,042	420,842
b,d	Series 2023-3 Class A4B, 5.50% due 10/25/2053	1,088,549	1,088,432
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
b,d,h	Series 2021-INV2 Class AX1, 0.108% due 8/25/2051	86,150,084	365,070
b,d,h	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	5,902,850	247,910
b,d	Series 2021-INV2 Class B5, 3.308% due 8/25/2051	296,863	235,092
b,d	Series 2021-INV2 Class B6, 3.242% due 8/25/2051	1,445,321	804,967
b,d,h	Series 2021-INV3 Class AX1, 0.149% due 10/25/2051	22,878,309	148,373
b,d,h	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	1,857,006	50,965
See notes to financial statements.
Semi-Annual Report
 |

Schedule of Investments, Continued
Thornburg Income Builder Opportunities Trust
 |
March 31, 2026 (Unaudited)
	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
b,d	Series 2021-INV3 Class B5, 3.199% due 10/25/2051	$ 89,891	$ 70,491
b,d	Series 2021-INV3 Class B6, 3.14% due 10/25/2051	397,029	228,036
	MFA Trust, Whole Loan Securities Trust CMO,
b,d	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	750,000	690,814
b,d	Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	1,241,729	1,243,260
b	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	1,918,738	2,006,633
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
b,d,h	Series 2021-INV1 Class AX1, 0.744% due 6/25/2051	27,998,436	1,117,426
b,d	Series 2021-INV1 Class B5, 3.244% due 6/25/2051	341,326	288,519
b,d	Series 2021-INV1 Class B6, 3.226% due 6/25/2051	612,436	397,465
b,d	NLT Trust, Whole Loan Securities Trust CMO, Series 2023-1 Class B2, 3.682% due 10/25/2062	3,000,000	1,865,021
b,d	NRM FHT1 Excess Owner LLC, Whole Loan Securities Trust CMO, Series 2025-FHT1 Class A, 6.545% due 3/25/2032	1,653,063	1,658,892
b,d	PRPM LLC, Whole Loan Securities Trust CMO, Series 2025-1 Class A1, 5.993% due 4/25/2030	1,545,051	1,539,692
b,d	RFT Trust, Whole Loan Securities Trust CMO, Series 2025-RR1 Class A1, 6.767% due 6/27/2028	1,843,685	1,847,703
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
b,d	Series 2021-9 Class A1, 2.50% due 1/25/2052	1,957,602	1,623,037
b,d	Series 2023-3 Class A1, 6.00% due 9/25/2053	908,895	916,563
b,d	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 4.938% (TSFR1M + 1.26%) due 5/15/2038	1,043,000	1,038,568
b,d	SKY Trust, CMBS, Series 2025-LINE Class A, 6.261% (TSFR1M + 2.59%) due 4/15/2042	800,812	806,265
b,d	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-6 Class M1, 3.386% due 11/25/2066	1,500,000	1,113,993
b,d	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2025-R1 Class A1, 4.00% due 11/27/2057	1,862,279	1,666,032
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
b,d,h	Series 2021-INV1 Class A2, 0.50% due 8/25/2051	23,462,441	693,935
b,d	Series 2021-INV1 Class B4, 3.30% due 8/25/2051	475,580	405,656
b,d	Series 2021-INV1 Class B5, 3.30% due 8/25/2051	375,934	312,506
b,d	Series 2021-INV1 Class B6, 3.30% due 8/25/2051	291,189	146,398
	Total Mortgage Backed (Cost $54,942,422)		55,040,099
	Short-Term Investments — 5.8%
i	Thornburg Capital Management Fund	4,245,492	42,454,916
	Total Short-Term Investments (Cost $42,454,916)		42,454,916
	Total Investments — 99.5% (Cost $647,409,122)		$ 723,167,260
	Other Assets Less Liabilities — 0.5%		3,371,335
	Net Assets — 100.0%		$ 726,538,595

Outstanding Written Options Contracts At March 31, 2026
Contract Description	Contract Party*	Contract Amount	Exercise Price		Expiration Date	Notional Amount		Premiums Received USD	Value USD
Written Call Options – (0.1)%
Energy – (0.1)%
TotalEnergies SE	GST	38,500	EUR	66.00	4/17/2026	EUR	3,056,888	$ 93,510	$ (671,312)
Utilities – (0.0)%
Enel SpA	GST	228,800	EUR	10.00	4/17/2026	EUR	2,164,151	55,683	(15,512)

TOTAL WRITTEN CALL OPTIONS								$ 149,193	$ (686,824)
Written Put Option – (0.0)%
Capital Goods – (0.0)%
Daimler Truck Holding AG	UAG	80,500	EUR	39.00	4/17/2026	EUR	3,429,759	$ 88,394	$ (50,826)

TOTAL								$ 237,587	$ (737,650)

*	Counterparties include Goldman Sachs International ("GST") and UBS AG ("UAG").

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Semi-Annual Report
See notes to financial statements.

Schedule of Investments, Continued
Thornburg Income Builder Opportunities Trust
 |
March 31, 2026 (Unaudited)

Footnote Legend
a	Non-income producing.
b
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the aggregate value of these securities in the Trust’s portfolio was
$108,460,127, representing 14.93% of the Trust’s net assets.

c	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
d
Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.
The rates shown are those in effect on March 31, 2026.

e	Bond in default.
f	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
g	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
h	Interest only.
i	Investment in Affiliates.
Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ABS	Asset Backed Securities
ACB	Agricultural Credit Bank
ADR	American Depositary Receipt
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DOP	Denominated in Dominican Peso
GDR	Global Depositary Receipt
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
Mtg	Mortgage
SOFR30A	Secured Overnight Financing Rate 30-Day Average
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage-Backed Securities
UZS	Denominated in Uzbekistani Som
EUR	Euro

COUNTRY EXPOSURE * (percent of net assets)
United States	44.5%
France	8.7%
Canada	6.0%
Italy	5.2%
Germany	4.5%
Taiwan	3.5%
South Korea	2.8%
Netherlands	2.7%
Australia	2.6%
Spain	2.4%
United Kingdom	2.1%
Brazil	1.9%
China	1.2%
Mexico	1.1%
Japan	0.9%
Dominican Republic	0.7%
United Arab Emirates	0.5%
Indonesia	0.5%
Austria	0.4%
Bermuda	0.4%
Guatemala	0.3%
Norway	0.3%
South Africa	0.2%
Uzbekistan	0.2%
Singapore	0.1%
Russian Federation	0.0% **
Other Assets Less Liabilities	6.3%

*	Holdings are classified by country of risk as determined by MSCI and Bloomberg.
**	Country percentage was less than 0.1%.
See notes to financial statements.
Semi-Annual Report
 |

Statement of Assets and Liabilities
March 31, 2026 (Unaudited)

ASSETS
Investments at cost
Non-affiliated issuers	$ 604,954,206
Non-controlled affiliated issuers	42,454,916
Investments at value
Non-affiliated issuers	680,712,344
Non-controlled affiliated issuers	42,454,916
Cash	907
Foreign currency at value (a)	3,732
Cash segregated as collateral on written options	680,000
Dividends receivable	1,139,348
Tax reclaims receivable	1,597,081
Principal and interest receivable	1,905,456
Prepaid expenses and other assets	45,951
Total Assets	728,539,735
Liabilities
Written options at value (b)	737,650
Payable for investments purchased	180,776
Payable to investment advisor and other affiliates	820,839
Accounts payable and accrued expenses	261,875
Total Liabilities	2,001,140
Net Assets	$ 726,538,595
NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$ 641,580,900
Distributable earnings	84,957,695
Net Assets	$ 726,538,595
NET ASSET VALUE
Common Shares:
Net assets applicable to shares outstanding	$ 726,538,595
Shares outstanding	32,081,883
Net asset value and redemption price per share	$ 22.65

(a)	Cost of foreign currency is $3,701.
(b)	Premiums received $237,587.
See notes to financial statements.

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Semi-Annual Report

Statement of Operations
Six Months Ended March 31, 2026 (Unaudited)

INVESTMENT INCOME
Dividend income
Non-affiliated issuers	$ 7,902,612
Non-controlled affiliated issuers	857,633
Dividend taxes withheld	(505,926)
Interest income	5,592,103
Total Income	13,846,422
EXPENSES
Investment management fees	4,376,975
Administration fees	272,755
Transfer agent fees	22,176
Custodian fees	69,206
Audit and tax fees	63,700
Legal fees	332,260
Trustee and officer fees	91,820
Other expenses	257,521
Total Expenses	5,486,413
Net Investment Income (Loss)	$ 8,360,009
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Non-affiliated issuers investments	$ 11,362,207
Options written	2,156,351
Foreign currency transactions	1,763,310
Net realized gain (loss)	15,281,868
Net change in unrealized appreciation (depreciation) on:
Non-affiliated issuers investments	42,926,718
Options written	(491,495)
Foreign currency translations	(15,217)
Change in net unrealized appreciation (depreciation)	42,420,006
Net Realized and Unrealized Gain (Loss)	57,701,874
Change in Net Assets Resulting from Operations	$ 66,061,883
See notes to financial statements.
Semi-Annual Report
 |

Statement of Changes in Net Assets
Thornburg Income Builder Opportunities Trust

	Six Months Ended March 31, 2026*	Year Ended September 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income	$ 8,360,009	$ 28,515,918
Net realized gain (loss)	15,281,868	15,463,679
Net change in unrealized appreciation (depreciation)	42,420,006	53,707,358
Net Increase (Decrease) in Net Assets Resulting from Operations	66,061,883	97,686,955
DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Common Shares	(20,051,819)	(40,103,637)
Net Increase (Decrease) in Net Assets	46,010,064	57,583,318
NET ASSETS
Beginning of Period	680,528,531	622,945,213
End of Period	$ 726,538,595	$ 680,528,531

*	Unaudited.
See notes to financial statements.

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Semi-Annual Report

Notes to Financial Statements
March 31, 2026 (Unaudited)
NOTE 1 –
ORGANIZATION
Thornburg Income Builder Opportunities Trust (the “Trust") is organized as a Delaware statutory trust and commenced operations on
July 28, 2021. The Trust is registered as a diversified, closed-end management investment company under the Investment Company Act of
1940, as amended (the "1940 Act"). The Trust will terminate on or before August 2, 2033 (the "Termination Date"); provided, that if the
Board of Trustees of the Trust (the "Trustees") believes that under then-current market conditions it is in the best interests of the Trust to do so, the Trust may extend the Termination Date once for up to one year, and once for an additional six months.
 The Trust seeks to provide
current income and additional total return.
The Trust’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Trust include investment and market risk, management risk, equity securities risk, small and mid-cap stock risk, credit risk, interest rate risk, inflation/deflation risk, depositary receipts risk, emerging markets securities risk, below investment grade/high yield securities risk, foreign currency risk, exchange-traded funds ("ETFs") and other investments companies risk, illiquid securities risk, loan risk, options risk, market discount risk, closed-end fund risk, and limited term and eligible tender offer risk. Please see the Trust’s prospectus and most recent annual shareholder report for a discussion of those principal risks and other risks associated with an investment in the Trust.
NOTE 2 –
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The Trust prepares its financial statements in conformity with United States generally accepted accounting principles (“GAAP”), including  investment company accounting and reporting guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification
Topic 946.
Segment Reporting:
The Trust has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements
to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Trust ’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of the Trust. The Trust operates as a single operating segment. The Trust ’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights.
Allocation of Income, Gains, Losses and Expenses:
Net investment income and any realized and unrealized gains and losses are allocated daily to each outstanding share of the Trust at the beginning of the day (after adjusting for the current capital shares activity of the Trust).
Expenses common to the Trust and each series of Thornburg Investment Trust are allocated daily among the funds based upon their relative net asset values or other appropriate allocation methods.
Dividends and Distributions to Shareholders:
Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Ordinary income dividends, if any, are declared and paid monthly. Capital gain distributions, if any, are declared and paid annually and more often if deemed necessary by Thornburg
Investment Management, Inc., the Trust’s investment advisor (the “Advisor”). Dividends and distributions are paid and are reinvested in additional shares of the Trust at net asset value per share at the close of business on the ex-dividend date, or at the shareholder’s option, paid in cash.
Foreign Currency Translation:
Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into
U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of investments and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Trust purchases or sells foreign investments, it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions. The values of such spot contracts are included in receivable for investments sold and payable for investments purchased on the Statement of Assets and Liabilities.
The Trust does not separately report the effect of changes in foreign exchange rates from changes in market prices on investments held.
Such changes are included in Net change in unrealized appreciation (depreciation) from investments in the Statement of Operations.
Reported net realized gains and losses from foreign currency transactions arise due to purchases and sales of foreign currencies, currency gains and losses realized between the trade and settlement dates on investment transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books, and the U.S. dollar equivalent of the amounts actually received or paid. These amounts are included in Net realized gain (loss) on foreign currency transactions in the Statement of Operations.
Semi-Annual Report
 |

Notes to Financial Statements, Continued
March 31, 2026 (Unaudited)
Net change in unrealized appreciation (depreciation) on foreign currency translations arises from changes in the fair value of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.
Guarantees and Indemnifications:
Under the Trust’s organizational documents (and under separate agreements with the independent
Trustees), its officers and Trustees are provided with an indemnification, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts with service providers that contain general indemnifications. The Trust’s maximum exposure under these arrangements is unknown.
However, based on experience, the Trust expects the risk of loss to be remote.
Investment Income:
Dividend income is recorded on the ex-dividend date. Certain income from foreign investments is recognized as soon as information is available to the Trust. Interest income is accrued as earned. Premiums and discounts are amortized and accreted, respectively, to first call dates or maturity dates using the effective yield method of the respective investments. These amounts are included in Investment Income in the Statement of Operations.
Investment Transactions:
Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale of investments are recorded on an identified cost basis.
Repurchase Agreements:
The Trust may invest excess cash in repurchase agreements whereby the Trust purchases investments, which serve as collateral, with an agreement to resell such collateral to the seller at an agreed upon price at the maturity date of the repurchase agreement. Investments pledged as collateral for repurchase agreements are held in custody until maturity of the repurchase agreement.
Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default.
In the event of default, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. During the six months ended March 31, 2026, the Trust did not enter into repurchase agreements.
Security Valuation:
All investments in securities held by the Trust are valued as described in Note 3.
Use of Estimates:
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.
When-Issued and Delayed Delivery Transactions:
The Trust may engage in when-issued or delayed delivery transactions. To the extent the
Trust engages in such transactions, it will do so for the purpose of acquiring portfolio investments consistent with the Trust’s investment objectives and not for the purpose of investment leverage or to speculate on interest rate or market changes. At the time the Trust makes a commitment to purchase an investment on a when-issued or delayed delivery basis, the Trust will record the transaction and reflect the value in determining its net asset value. Pursuant to current U.S. Securities and Exchange Commission (“SEC”) guidance, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Trust intends to settle the transaction physically and the transaction settles within 35 days. Investments purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. The values of these securities held at March 31, 2026 are detailed in the Schedule of Investments.
NOTE 3 –
SECURITY VALUATION
Valuation of the Trust’s portfolio investment securities is performed by the Advisor, which has been designated by the Trustees as the
Trust’s “valuation designee” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the
Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Trust’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The
Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Trust investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Trust’s investments. The Committee provides reports on its activities to the Trustees’
Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the
Valuation Policy and Procedures.

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Semi-Annual Report

Notes to Financial Statements, Continued
March 31, 2026 (Unaudited)
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Trust would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker-dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the
Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Trust upon a sale of the investment, and the difference could be material to the Trust’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other regulated investment companies) for the investment.
Valuation of Securities
: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and ask prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Trust’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation
Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Trust can access at the measurement date.
Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The
Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. closed-end funds are valued at the exchange-traded price if they are listed.
Debt obligations held by the Trust which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
Over-the-counter options are valued by a third-party pricing service provider.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Trust, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the
Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Trust is likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the
Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Trust may be traded on days and at times when the Trust is not open for business. Consequently, the value of Trust’s investments may be significantly affected on days when shareholders cannot purchase or sell Trust’s shares.
Valuation Hierarchy:
The Trust categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Semi-Annual Report
 |

Notes to Financial Statements, Continued
March 31, 2026 (Unaudited)
Various inputs are used in calculating valuations for the Trust’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Trust are typically calculated by pricing service providers approved by the Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Trust, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Trust is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Committee.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Trust may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Trust’s investments as of March 31, 2026:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$ 493,663,574	$ 232,992,792	$ 260,670,782	$ — (a)
Preferred Stock	6,264,116	—	—	6,264,116
Asset Backed Securities	18,711,395	—	18,224,997	486,398
Corporate Bonds	82,619,020	—	80,619,020	2,000,000
Convertible Bonds	1,287,006	—	1,287,006	—
Other Government	6,258,604	—	6,258,604	—
U.S. Treasury Securities	13,364,855	13,364,855	—	—
U.S. Government Agencies	3,503,675	—	3,503,675	—
Mortgage Backed	55,040,099	—	55,040,099	—
Short-Term Investments	42,454,916	42,454,916	—	—
Total Investments in Securities	$ 723,167,260	$ 288,812,563	$ 425,604,183	$ 8,750,514
Total Assets	$ 723,167,260	$ 288,812,563	$ 425,604,183	$ 8,750,514 (b)
Liabilities
Other Financial Instruments
Written Call Options	$ (686,824)	$ —	$ (686,824)	$ —
Written Put Options	(50,826)	—	(50,826)	—
Total Other Financial Instruments	$ (737,650)	$ —	$ (737,650)	$ —
Total Liabilities	$ (737,650)	$ —	$ (737,650)	$ —

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Semi-Annual Report

Notes to Financial Statements, Continued
March 31, 2026 (Unaudited)
(a)	Includes securities categorized as Level 3 currently valued at zero as of March 31, 2026.
(b)
In accordance with the guidance prescribed in Accounting Standards Update ("ASU") No. 2011-04, the following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments for the period ended at March 31, 2026.

	FAIR VALUE AT March 31, 2026	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT	RANGE/ (WEIGHTED AVERAGE)
Common Stock	$ –	Reference instrument	Discount for lack of marketability	100%/(100%)
Preferred Stock	6,264,116	Market yield	Credit spread	6.51%-6.78%/(6.62%)
Asset Backed Securities	486,398	Discounted cash flows	Yield (Discount rate of cash flows)	15.13%/(N/A)
Corporate Bonds	2,000,000	Discounted cash flows	Yield (Discount rate of cash flows)	9.28%/(N/A)
Total	$ 8,750,514
A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended March 31, 2026 is as follows:

	COMMON STOCK	PREFERRED STOCK	ASSET BACKED SECURITIES	CORPORATE BONDS	TOTAL (e)
Beginning Balance 9/30/2025	$ –	$ 6,367,212	$ 529,028	$ 2,022,600	$ 8,918,840
Accrued Discounts (Premiums)	–	–	(93,136)	–	(93,136)
Net Realized Gain (Loss) (a)	–	–	–	–	–
Gross Purchases	–	–	–	–	–
Gross Sales	–	–	–	–	–
Net Change in Unrealized Appreciation (Depreciation) (b)(c)	–	(103,096)	50,506	(22,600)	(75,190)
Transfers into Level 3 (d)	–	–	–	–	–
Transfers out of Level 3 (d)	–	–	–	–	–
Ending Balance 3/31/2026	$ –	$ 6,264,116	$ 486,398	$ 2,000,000	$ 8,750,514

(a)	Amount of net realized gain (loss) from investments recognized in income is included in the Trust’s Statement of Operations for the six months ended March 31, 2026.
(b)	Amount of net change in unrealized appreciation (depreciation) on investments recognized in income is included in the Trust’s Statement of Operations for the six months ended March 31, 2026.
(c)
The net change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2026, which were valued using significant unobservable inputs, was $(75,190). This is included within net change in unrealized appreciation (depreciation) on investments in the Trust’s Statement of Operations for the six months ended March 31, 2026.

(d)
Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the six months ended March 31, 2026.
Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(e)
Level 3 investments represent 1.20% of total net assets at the six months ended March 31, 2026. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to increase or decrease the fair value of these portfolio securities.

NOTE 4 –
INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Pursuant to an investment advisory agreement with the Trust, the Advisor serves as the investment advisor and performs services for the
Trust for which the fees are payable at the end of each month. Under the investment advisory agreement, The Trust pays the Advisor a management fee based on the average daily Managed Assets of the Trust at an annual rate of 1.25%. “Managed Assets” are the total assets of the Trust, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding).
The Trust’s effective management fee for the six months ended March 31, 2026 was 1.25% of the Trust’s average daily Managed Assets.
Total management fees incurred by the Trust for the six months ended March 31, 2026 are set forth in the Statement of Operations.
The Trust has entered into an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services related to the Trust’s common shares. The Trust pays the Advisor for the services it provides as administrator its pro rata portion of
Semi-Annual Report
 |

Notes to Financial Statements, Continued
March 31, 2026 (Unaudited)
a fee computed as an annual percentage of the aggregate of the average daily Managed Assets of the Trust and the average daily net assets of each series of Thornburg Investment Trust at the rates set forth in the table below:

Administrative Services Fee Schedule
Daily Net Assets	Fee Rate
Up to $20 billion	0.100%
$20 billion to $40 billion	0.075
$40 billion to $60 billion	0.040
Over $60 billion	0.030
In May 2021, the Trust retained XA Investments LLC (“XAI”) to provide investor support and secondary market support services in connection with the ongoing operation of the Trust. Pursuant to the investor support services and secondary market support services agreement with XAI, the Trust paid XAI a service fee, payable monthly in arrears, in an annual amount equal to 0.20% of the Trust’s average daily Managed Assets. The agreement with XAI was terminated effective January 16, 2023.
The Advisor entered into an “Expense Limitation and Reimbursement Agreement” with the Trust for a two-year term beginning on the date of commencement of operations of the Trust through July 28, 2023 to limit the amount of Total Annual Expenses, excluding certain expenses listed below, borne by the Trust to an amount not to exceed 1.65% per annum of the Trust’s net assets (the “Expense Cap”). The
Expense Limitation and Reimbursement Agreement expired July 28, 2023. While the Expense Limitation and Reimbursement Agreement
was in effect, to the extent that expenses for a month exceeded the Expense Cap, the Advisor reimbursed the Trust for expenses to the extent necessary to eliminate such excess.
Certain officers and Trustees of the Trust are also officers or directors of the Advisor. The compensation of the independent Trustees is borne by the Trust. The Trust pays no salaries or compensation to any of its interested Trustees or its officers. For their services, the independent Trustees of the Trust receive an annual retainer in the amount of $53,000. In addition, the lead independent Trustee receives
$9,000 annually, the Chair of the Audit Committee and the Chair of the Nominating and Corporate Governance Committee each receives
$7,500 annually, and each other member of the Audit Committee and Nominating and Corporate Governance Committee receives $2,000 annually for each committee on which they serve. The independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings of the Board. The Trust also pays a portion of the Chief Compliance Officer’s compensation. These amounts are reflected as Trustee and officer fees in the Statement of Operations.
For the six months ended March 31, 2026, the percentage of direct investments in the Trust held by the Trustees and officers of the Trust is 2.73%.
The Trust may purchase or sell portfolio securities from or to an affiliated fund provided that all such transactions will comply with
Rule 17a-7 under the 1940 Act. For the six months ended March 31, 2026, the Trust had no such transactions with affiliated funds.
Shown below are holdings of voting securities of each portfolio holding which is considered "affiliated" to the Trust under the 1940 Act
("Affiliates"), including companies for which the Trust’s holdings represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Trust invested for cash management purposes during the period:

	MARKET VALUE 9/30/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 3/31/26	Dividend Income
Thornburg Capital Mgmt. Fund	$ 29,519,607	$ 77,058,176	$ (64,122,867)	$ -	$ -	$ 42,454,916	$ 857,633
NOTE 5 –
TAXES
Federal Income Taxes:
It is the policy of the Trust to comply with the provisions of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute to shareholders substantially all investment company taxable income including net realized gains on investments (if any), and tax exempt income of the Trust. Therefore, no provision for federal income or excise tax is required.
The Trust files income tax returns in United States federal and applicable state jurisdictions. The statute of limitations on the Trust’s tax return filings generally remains open for the three years following a return’s filing date. The Trust has analyzed each uncertain tax position believed to be material in the preparation of the Trust’s financial statements for the six-month period ended March 31, 2026, including open tax years, to assess whether it is more likely than not that the position would be sustained upon examination, based on the technical merits

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Semi-Annual Report

Notes to Financial Statements, Continued
March 31, 2026 (Unaudited)
of the position. The Trust has not identified any such position for which an asset or liability must be reflected in the Statements of Assets and Liabilities.
At March 31, 2026, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$ 647,409,122
Gross unrealized appreciation on a tax basis	138,995,756
Gross unrealized depreciation on a tax basis	(63,237,618)
Net unrealized appreciation (depreciation) on investments (tax basis)	$ 75,758,138
Foreign Withholding Taxes Paid:
The Trust is subject to foreign tax withholding imposed by certain foreign countries in which the Trust may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. In December 2023, the FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740)
– Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction, when material to the Trust’s financial statements.
The value of the foreign withholding taxes paid at the end of the period in relation to net assets was not significant and accordingly, a reconciliation of income taxes paid for the six months ended March 31, 2026 is not presented. Management expects the significance of the foreign withholding taxes paid in relation to net assets to change in future annual periods.
Foreign Withholding Tax Reclaims
: The Trust may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld, in view of various considerations, including recent decisions rendered by the courts in those and other jurisdictions.
The Trust would expect to record a receivable for such a reclaim based on a variety of factors, including assessment of a jurisdiction’s legal obligation to pay reclaims, the jurisdiction’s administrative practices and payment history, and industry convention. To date, the Trust has recorded no such receivable because there is limited precedent for collecting such prior year reclaims in countries other than Finland,
France and Sweden, and the likelihood of collection in those other countries remains uncertain.
Deferred Foreign Capital Gain Taxes:
The Trust is subject to a tax imposed on net realized gains of securities of certain foreign countries.
The Trust records an estimated deferred tax liability for net unrealized gains on these investments as reflected in the accompanying financial statements. Such changes are included in Net change in unrealized appreciation (depreciation) on investments in the Statement of
Operations, if any.
NOTE 6 –
SHARES OF BENEFICIAL INTEREST
At March 31, 2026, there were 32,081,883 shares of the Trust with $0.001 par value of beneficial interest authorized. There were no transactions in the Trust’s shares of beneficial interest during the reporting period. Additional shares of the Trust may be issued under certain circumstances, including pursuant to the Trust’s Dividend Reinvestment Plan. Additional information concerning the Dividend
Reinvestment Plan is included within this report.
NOTE 7 –
INVESTMENT TRANSACTIONS
For the six months ended March 31, 2026, the Trust had purchase and sale transactions of investments of $60,082,527 and $80,457,434, respectively (excluding short-term investments and U.S. Government obligations).
NOTE 8 –
DERIVATIVE FINANCIAL INSTRUMENTS
The Trust may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Trust and how these derivatives affect the financial position, financial performance and cash flows of the Trust. The Trust does not designate any derivative instruments as hedging instruments under ASC 815. During the six months ended March 31, 2026, the Trust’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investments in options.
The Trust is subject to Rule 18f-4 under the 1940 Act. Rule 18f-4 imposes limits on the amount of derivatives and other transactions a fund can enter into, eliminates the asset segregation framework that had been used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a comprehensive derivatives
Semi-Annual Report
 |

Notes to Financial Statements, Continued
March 31, 2026 (Unaudited)
risk management program and appoint a derivatives risk manager. The Trust intends to operate as a “limited derivatives user” for purposes of the derivatives transactions exemption in Rule 18f-4. To qualify as a limited derivatives user, the Trust’s “derivatives exposure” is limited to
10% of its net assets subject to exclusions for certain currency or interest rate hedging transactions (as calculated in accordance with
Rule 18f-4). If the Trust fails to qualify as a “limited derivatives user” as defined in Rule 18f-4 and seeks to enter into derivatives transactions, the Trust will be required to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions.
Option Contracts
: The Trust may engage in option transactions and in doing so achieves similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price.
A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price. To seek to offset some of the risk of a potential decline in value of certain long positions, the Trust may also purchase put options on individual securities, broad-based securities indexes or certain ETFs. The Trust may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in the Trust’s portfolio, on broad-based securities indexes, or certain ETFs.
When the Trust purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset.  When the Trust writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Trust realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately on the Statements of Operations as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.
Options written by the Trust do not typically give rise to counterparty credit risk since options written obligate the Trust and not the counterparty to perform. Exchange-traded purchased options have minimal counterparty credit risk to the Trust since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default.
As of March 31, 2026, the Trust had no outstanding purchased options. The monthly average notional value of options written contracts for the six months ended March 31, 2026 was $23,216,464.
The value of the outstanding written options recognized in the Trust’s Statement of Assets and Liabilities at March 31, 2026 is disclosed in the following table:

Type of Derivative (a)	Principal Risk	Counter Party	Asset Derivatives	Liability Derivatives	Net Amount
Written Options	Derivatives risk	UAG	$ —	$ (50,826)	$ (50,826)
Written Options	Derivatives risk	GST	—	(686,824)	(686,824)

(a)	Generally, the Statement of Assets and Liabilities location for written options is Liabilities - written options at value for liabilities derivatives.
The net realized gain (loss) from written options and net change in unrealized appreciation (depreciation) on outstanding written options recognized in the Trust’s Statement of Operations for the six months ended March 31, 2026 are disclosed in the following table:

		Net Realized	Net Change in Unrealized
Type of Derivative (a)	Principal Risk	Gain (Loss)	Appreciation (Depreciation)
Written Options	Derivatives risk	$ 2,156,351	$ (491,495)

(a)
Generally, the Statement of Operations location for written option contracts is Net realized gain (loss) on: options written and Net change in unrealized appreciation (depreciation)
on: options written.

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Semi-Annual Report

Notes to Financial Statements, Continued
March 31, 2026 (Unaudited)
The following table presents the Trust’s derivative liabilities by counterparty net of the related collateral segregated by the Trust as of
March 31, 2026:

Type of Derivative	Counterparty	Liability Derivatives	Cash Collateral Pledged	Net Amount (a)
Written Options	GST	$ 686,824	$ (680,000)	$ 6,824
Written Options	UAG	50,826	–	50,826

(a) The net amount is the resulting liability due to the counterparty based on the valuation of the options as of March 31, 2026.
NOTE 9 –
Credit Agreement
The Trust has entered into a $50,000,000 credit facility agreement with an approved lender (the "Credit Agreement"). The interest rate on the amount borrowed is 0.75% per annum and an unused commitment fee of 0.45% is charged on the difference between the amount available to borrow under the Credit Agreement and the actual amount borrowed. As of March 31, 2026, there was no outstanding balance on the credit facility. As of March 31, 2026, the average amount of borrowings on the credit facility was $0 at an average interest rate of 0.30% and the total interest expense incurred was $106,043.
Semi-Annual Report
 |

Financial Highlights
Income Builder Opportunities Trust

	2026 (a)	2025	2024	2023	2022	2021 (b)
Per Share Performance (For a Share Outstanding throughout the Period) (c)
Net Asset Value, Beginning of Period	$ 21.21	$ 19.42	$ 16.98	$ 14.97	$ 19.74	$ 20.00
Net Investment Income (Loss)	0.26	0.89	0.71	0.59	0.57	0.10
Net Realized & Unrealized Gain (Loss) on Investments	1.81	2.15	2.98	2.67	(4.09)	(0.26)
Total from Investment Operations	2.07	3.04	3.69	3.26	(3.52)	(0.16)
Dividends from Net Investment Income	(0.58)	(1.25)	(1.16)	(1.14)	(1.25)	(0.10)
Dividends from Net Realized Gains	(0.05)	0.00	(0.09)	(0.11)	0.00	0.00
Total Dividends	(0.63)	(1.25)	(1.25)	(1.25)	(1.25)	(0.10)
Net Asset Value, End of Period	$ 22.65	$ 21.21	$ 19.42	$ 16.98	$ 14.97	$ 19.74
Market Value, End of Period	$ 21.09	$ 19.89	$ 17.78	$ 14.60	$ 12.76	$ 20.05
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total Return (d)	9.89%	16.44%	22.56%	22.06%	(18.85)%	(0.79)%
Total Return, Market Value (d)	9.11%	19.26%	30.50%	23.13%	(31.90)%	0.78%
Ratios to Average Net Assets
Net Investment Income (Loss) Ratio (e)	2.39%	4.53%	3.92%	3.48%	3.08%	2.80%
Expenses, After Expense Reductions Ratio	1.57%	1.62%	1.59%	1.66%	1.65%	1.65%
Expenses, Before Expense Reductions Ratio	1.57%	1.62%	1.59%	1.68%	1.70%	1.69%
Supplemental Data
Portfolio Turnover Rate	9.11%	22.51%	49.18%	43.27%	58.30%	27.91%
Net Assets at End of Period (Thousands)	$ 726,539	$ 680,529	$ 622,945	$ 544,878	$ 480,381	$ 633,163

(a)	Unaudited six-month period ended March 31.
(b)	The Trust commenced operations on July 28, 2021.
(c)	Unless otherwise noted, periods are fiscal years ended September 30.
(d)	Not annualized for periods less than one year.
(e)
Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net
Investment Income (Loss) ratio for 2025 would have been 4.47% and 2023 would have been 3.46%.

See notes to financial statements.

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Semi-Annual Report

Other Information
March 31, 2026 (Unaudited)
PORTFOLIO PROXY VOTING
Policies and Procedures:
The Trust has delegated to the Advisor voting decisions respecting proxies for the Trust’s voting securities. The Advisor makes voting decisions in accordance with its Proxy Voting Policy and Procedures. A description of the Policy and Procedures is available (i) without charge, upon request, by calling the Advisor toll-free at 1-800-847-0200, (ii) on the Thornburg website at www.thornburg.com, and (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.
Information regarding how proxies were voted is available on or before August 31 of each year for the twelve months ending the preceding
June 30. This information is available (i) without charge, upon request by calling the Advisor toll-free at 1-800-847-0200, (ii) on the
Thornburg website at www.thornburg.com, and (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.
SHAREHOLDER MEETING INFORMATION
The Trust held its Annual Meeting of Shareholders on March 11, 2026, to elect one Class I Trustee of the Trust for a term expiring at the annual meeting of shareholders in 2029 or until her successor has been duly elected and qualified. Below is the result of the voting.
Trustee

Trustee	Votes For	Votes Against/Withheld
Anne W. Kritzmire	23,661,813	1,156,038
DIVIDEND REINVESTMENT PLAN
The Trust has an automatic dividend reinvestment plan (the "Plan") commonly referred to as an “opt-out” plan. Unless the registered owner of common shares elects to receive cash by contacting Computershare (the “Plan Administrator”), all dividends declared on common shares will be automatically reinvested by the Plan Administrator for shareholders in the Trust’s Plan, in additional common shares.
Common shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to such nominee) by the Plan
Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Such notice will be effective with respect to a particular dividend or other distribution (together, a “Dividend”). Some brokers may automatically elect to receive cash on behalf of common shareholders and may re-invest that cash in additional common shares. Reinvested Dividends will increase the Trust’s
Managed Assets on which the management fee is payable to the Advisor.
Whenever the Trust declares a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Trust (“Newly Issued common shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market
Purchases”) on the NASDAQ or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per common share is equal to or greater than the NAV per common share, the Plan Administrator will invest the Dividend amount in Newly Issued common shares on behalf of the participants. The number of Newly Issued common shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the Trust’s NAV per common share on the payment date. If, on the payment date for any Dividend, the NAV per common share is greater than the closing market value plus estimated brokerage commissions (i.e., the Trust’s common shares are trading at a discount), the Plan Administrator will invest the
Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.
In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the common shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in common shares acquired in Open-Market Purchases. It is contemplated that the Trust will pay monthly income Dividends. If, before the Plan Administrator has completed its Open-Market
Purchases, the market price per common share exceeds the NAV per common share, the average per common share purchase price paid by the Plan Administrator may exceed the NAV of the common shares, resulting in the acquisition of fewer common shares than if the
Dividend had been paid in Newly Issued common shares on the Dividend payment date. Because of the foregoing difficulty with respect to
Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market
Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan
Semi-Annual Report
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Other Information, Continued
March 31, 2026 (Unaudited)
Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued common shares at the NAV per common share at the close of business on the Last Purchase Date.
The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.
Beneficial owners of common shares who hold their common shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. In the case of common shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.
There will be no brokerage charges with respect to common shares issued directly by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends, even though such participants have not received any cash with which to pay the resulting tax. Participants that request a sale of common shares through the Plan Administrator are subject to brokerage commissions.
AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Trust files with the U.S. Securities and Exchange Commission schedules of its portfolio holdings on Form N-PORT EX for the first and third quarters of each fiscal year. The Trust’s Form N-PORT EX are available on the Commission’s website at www.sec.gov. The Trust also makes this information available on its website at www.thornburg.com/product/closed-end-funds/cib or upon request by calling
1-800-847-0200.

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Semi-Annual Report

Thornburg Funds
Thornburg Investment Management is a privately-owned global investment firm that offers a range of solutions for retail and institutional investors. Founded in 1982 and headquartered in Santa Fe, New Mexico, we manage approximately $57.4 billion
(as of March 31, 2026) across U.S. mutual funds, separate accounts for high-net-worth investors, institutional accounts, and
UCITS funds for non-U.S. investors.
The Trust outlined in this report is one of many equity, multi-asset, and fixed-income products available from Thornburg
Investment Management.
GLOBAL EQUITY
■

Thornburg Global Opportunities Fund
INTERNATIONAL EQUITY
■

Thornburg International Equity Fund
■

Thornburg Better World International Fund
■

Thornburg International Growth Fund
■

Thornburg Developing World Fund
U.S. EQUITY
■

Thornburg American Opportunities Fund
■

Thornburg Focus Growth Fund
MULTI ASSET
■

Thornburg Investment Income Builder Fund
■

Thornburg Income Builder Opportunities Trust
■

Thornburg Summit Fund
TAXABLE FIXED INCOME
■

Thornburg Ultra Short Income Fund
■

Thornburg Limited Term U.S. Government Fund
■

Thornburg Limited Term Income Fund
■

Thornburg Core Plus Bond Fund
■

Thornburg Strategic Income Fund
MUNICIPAL FIXED INCOME
■

Thornburg Short Duration Municipal Fund
■

Thornburg Limited Term Municipal Fund
■

Thornburg Intermediate Municipal Fund
■

Thornburg Strategic Municipal Income Fund
■

Thornburg California Limited Term Municipal Fund
■

Thornburg New Mexico Intermediate Municipal Fund
■

Thornburg New York Intermediate Municipal Fund
Before investing, carefully consider
each
Fund’s investment goals, risks, charges, and expenses. For a prospectus or summary prospectus containing this and other information, contact your financial advisor or visit thornburg.com. Read it carefully before investing.
For additional information, please visit thornburg.com
Thornburg Investment Management, Inc. 2300 North Ridgetop Road, Santa Fe, NM 87506
Semi-Annual Report
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Semi-Annual Report

Semi-Annual Report
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To receive shareholder reports, prospectuses, and proxy statements electronically, go to www.thornburg.com/edelivery.
This Semi-Annual Report is submitted for the general information of shareholders of the Trust. It is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus.

Investment Advisor:
Thornburg Investment Management
®
800.847.0200

TH4840

(b) The following are the reports transmitted to stockholders pursuant to Rule 30e-3 under the Act (17 CFR 270.30e-3):

Thornburg

ID: 12345 12345 12345 12345

Important Fund Report(s) Now Available Online and In Print by Request.
Annual and Semi-Annual Reports contain important information about the fund, including its holdings and financials. We encourage you to review the report(s) at the website listed or by scanning the QR Code below:

https://www.thornburg.com/product/closed-end-funds/cib/#literature
Thornburg Income Builder Opportunities Trust Fund Semi-Annual Report

Request a printed/email report at no charge and/or elect to receive paper reports in the future, by calling or visiting (otherwise you will not receive a paper/email report):
1-866-345-5954
www.FundReports.com

Save Time! Scan this QR Code with your mobile device camera for easy access to Fund Material.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	The schedule of investments for each Fund is filed as part of item 1 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Filed as part of item 1 of this Form.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The authority to consider candidates recommended by the shareholders in accordance with the Trust’s Procedures for Shareholder Communications is committed to the Governance and Nominating Committee.

Item 16. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Trust’s disclosure controls and procedures provide reasonable assurance that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There was no change in the Trust’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a) (1) Not applicable.

(a) (2)	Not Applicable

(a) (3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 70.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 70.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thornburg Income Builder Opportunities Trust

By:	/s/ Nimish Bhatt
Nimish Bhatt
President and principal executive officer

Date:	5/21/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nimish Bhatt
Nimish Bhatt
President and principal executive officer

Date:	5/21/2026

By:	/s/ Curtis Holloway
Curtis Holloway
Treasurer and principal financial officer

Date:	5/21/2026